Intangible assets (Tables)	12 Months Ended
Jun. 30, 2021
Intangible assets.
Schedule of intangible assets

			Other intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2019
Cost	421,453	772,328	13,964	1,207,745
Accumulated amortization	—	(433,566)	(5,322)	(438,888)
Net book amount	421,453	338,762	8,642	768,857
Year ended 30 June 2020
Opening net book amount	421,453	338,762	8,642	768,857
Additions	—	182,936	2,198	185,134
Disposals	—	(52,065)	—	(52,065)
Amortization charge	—	(122,761)	(3,995)	(126,756)
Closing book amount	421,453	346,872	6,845	775,170
At 30 June 2020
Cost	421,453	831,275	14,797	1,267,525
Accumulated amortization	—	(484,403)	(7,952)	(492,355)
Net book amount	421,453	346,872	6,845	775,170
Year ended 30 June 2021
Opening net book amount	421,453	346,872	6,845	775,170
Additions	—	115,725	2,300	118,025
Disposals	—	(14,330)	—	(14,330)
Amortization charge	—	(120,280)	(4,118)	(124,398)
Closing book amount	421,453	327,987	5,027	754,467
At 30 June 2021
Cost	421,453	861,210	16,644	1,299,307
Accumulated amortization	—	(533,223)	(11,617)	(544,840)
Net book amount	421,453	327,987	5,027	754,467

Schedule of estimated useful lives of other intangible assets

Website, mobile applications and software	3 years
Trademark registrations	10 years